UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number	Date of Notification
	811-23348	August 14, 2026

2.	Exact name of investment company as specified in registration statement
City National Rochdale Strategic Credit Fund

3.	Address of principal executive office: (number, street, city, state, zip code)
400 Park Avenue
New York, New York 10022

4.	Check one of the following:
A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Frank Bonsignore
Frank Bonsignore
Vice President and Secretary

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND

400 Park Avenue

New York, New York 10022

NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23c-3

August 14, 2026

Dear City National Rochdale Strategic Credit Fund shareholder:

Notice is hereby given to shareholders of City National Rochdale Strategic Credit Fund (the “Fund”) of the Fund’s quarterly repurchase offer (the “Repurchase Offer”). This notice is to inform you about the Repurchase Offer. If you are interested in selling your Fund shares (“Shares”) during this Repurchase Offer period, please read the enclosed documents.

If your investment adviser has discretionary authority to manage your Shares or if you do not wish to tender your Shares to the Fund at this time, you may simply disregard this notice.

The Fund is structured as a closed-end interval fund which permits it to offer its shareholders the opportunity to tender the Shares for repurchase by the Fund once quarterly. The Fund will conduct quarterly repurchases for between 5% and 25% of the Fund’s outstanding Shares at net asset value (“NAV”) per Share, subject to the approval of the Fund’s Board of Trustees. The Fund typically expects to offer to repurchase 8% of its outstanding Shares each quarter, unless the Fund’s Board of Trustees approves a higher amount (but not more than 25% of outstanding Shares) for that quarterly repurchase offer. On May 14, 2026, the Board of Trustees considered and approved the Repurchase Offer. The Fund is making this offer to repurchase up to 8% of its outstanding Shares pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended.

The Fund is required to send notification of the Repurchase Offer to all of its shareholders. You will receive a notice similar to this once per quarter. The Fund will generally offer to repurchase Shares only during each regularly scheduled quarterly repurchase offer period.

The Repurchase Offer will begin on August 14, 2026, and end at 4 p.m. Eastern Time on September 11, 2026. There can be no assurance that the Fund will be able to repurchase all the Shares that you tender even if you tender all the Shares that you own. Until September 11, 2026, you are entitled to request that the Fund repurchase Shares you own. If you wish to do so, you should submit your request to RBC Rochdale, LLC (“RBC Rochdale”), the investment adviser to the Fund, who can process it for you.

Shareholders who choose to participate in the Repurchase Offer can expect payment for the Shares repurchased to be made on or before September 25, 2026. Please note that if the number of Shares tendered for repurchase by all Fund shareholders exceeds the number authorized for repurchase, repurchases may be made on a pro rata basis, as more fully described in the attached document. The net asset value of the Shares may fluctuate between September 11, 2026, the Repurchase Request Deadline, and September 18, 2026, the Repurchase Pricing Date.

The attached Letter of Transmittal contains a Repurchase Request Form. Your Letter of Transmittal and Repurchase Request Form must be received by RBC Rochdale in good order no later than 4 p.m. Eastern Time on September 11, 2026, for it to be honored, and your request will be executed at the Fund’s closing NAV per Share on September 18, 2026. The Letter of Transmittal and Repurchase Request Form must be returned to RBC Rochdale only, NOT directly to the Fund.

If your Shares of the Fund are held through a financial intermediary and you are interested in tendering your Shares for repurchase, you should consult the financial intermediary about its policies and procedures regarding the submission of repurchase requests. Your financial intermediary may be able to submit a repurchase request for you. You may be charged a transaction fee for this service by your financial intermediary. Financial intermediaries must submit repurchase requests to RBC Rochdale in order for such requests to be processed.

You do not need to take any action if you do not wish to tender your Shares.

Please submit requests to tender Shares to RBC Rochdale at the address or fax below in good order by 4 p.m. Eastern Time on September 11, 2026.

Regular and Express Mail Address

RBC Rochdale, LLC

Attn: Frank Bonsignore

400 Park Avenue

New York, NY 10022

Fax Number

(212) 702-3526

None of the Fund, its Board of Trustees or its investment adviser makes any recommendation to any Shareholder as to whether to tender or refrain from tendering Shares. Each Shareholder is urged to read and evaluate the Repurchase Offer and accompanying materials carefully.

If you have questions about tendering your Shares, please contact your financial intermediary or the Fund at (888) 889-0799 or refer to the enclosed Repurchase Offer that describes the process in detail.

Sincerely,

City National Rochdale Strategic Credit Fund

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND

400 Park Avenue

New York, New York 10022

REPURCHASE OFFER

August 14, 2026

1. The Offer. City National Rochdale Strategic Credit Fund (the “Fund”) is offering to repurchase for cash up to eight percent (8%) of its shares of beneficial interest (the “Shares”) issued and outstanding as of September 11, 2026, at a share price equal to the net asset value per Share (“NAV”) on September 18, 2026 (the “Repurchase Offer”). The Repurchase Offer is made upon the terms and conditions stated in this Repurchase Offer, the accompanying Letter of Transmittal (and the Repurchase Request Form attached thereto) and the Fund’s Prospectus and Statement of Additional Information. The purpose of the Repurchase Offer is to provide a degree of liquidity to the Fund’s shareholders (“Shareholders”) given that no secondary market exists for transacting in the Shares. The Repurchase Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

2. Net Asset Value. The NAV as of the close of business on August 7, 2026, was $4.38 per Share. Please contact your financial advisor or the Fund at (888) 889-0799 for current NAV information. The NAV may fluctuate between the date you submit your Repurchase Request Form and the Repurchase Request Deadline (as defined below) and between the Repurchase Request Deadline and the Repurchase Pricing Date (as defined below). The NAV on the Repurchase Request Deadline and the Repurchase Pricing Date could be lower or higher than the NAV on the date you submitted your Repurchase Request Form.

Shareholders must decide whether to tender their Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The NAV may fluctuate between the date you submit your Repurchase Request Form and the Repurchase Request Deadline and between the Repurchase Request Deadline and the Repurchase Pricing Date. There can be no assurance that the NAV on the Repurchase Pricing Date will be as high as the NAV on the Repurchase Request Deadline or the date you submitted your Repurchase Request Form.

3. Repurchase Request Deadline. RBC Rochdale must receive your properly completed Letter of Transmittal and Repurchase Request Form on or before September 11, 2026, at 4 p.m. Eastern Time (the “Repurchase Request Deadline”). The Letter of Transmittal (and Repurchase Request Form) must be returned to RBC Rochdale only, NOT directly to the Fund. You may withdraw or modify your Repurchase Request at any time prior to the Repurchase Request Deadline.

The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in good order to RBC Rochdale by the Repurchase Request Deadline, the Fund will not repurchase your Shares as part of the Repurchase Offer.

Investors whose Shares are held through a financial intermediary should consult the financial intermediary about its policies and procedures regarding the submission of repurchase requests. Financial intermediaries must submit repurchase requests to RBC Rochdale in order for such requests to be processed.

4. Repurchase Pricing Date. The Fund will repurchase Shares at the NAV determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) on September 18, 2026 (the “Repurchase Pricing Date”). Pursuant to Rule 23c-3(a)(5)(iii) of the Investment Company Act of 1940, as amended, the Fund may use an earlier repurchase pricing date than September 18, 2026, if, on or immediately following the Repurchase Request Deadline, it appears that the use of an earlier Repurchase Pricing Date is not likely to result in significant dilution of the NAV of either Shares that are tendered for repurchase or Shares that are not tendered for repurchase.

5. Payment for Shares Repurchased. Repurchase proceeds will be credited to your account no later than September 25, 2026, seven days after the Repurchase Pricing Date. The Fund expressly reserves the right, in its sole discretion, to delay payment for Shares in order to comply in whole or in part with any applicable law. Under no circumstances will the Fund pay interest on the repurchase price of the Shares to be paid by the Fund, regardless of any delay in making such payment.

6. Increase in Number of Shares Repurchased: Pro Rata Repurchase. If Share repurchase requests exceed the number of Shares in the Repurchase Offer, the Fund (i) may repurchase tendered Shares on a pro rata basis or (ii) may (but is not obligated to) increase the number of Shares to be repurchased by up to an additional two percent (2%) of the Fund’s outstanding Shares on the Repurchase Request Deadline. If the Fund increases the percentage to be repurchased but the share repurchase requests still exceed the number of Shares in the Fund’s expanded offer, the Fund may repurchase tendered Shares on a pro rata basis. As a result, there can be no assurance that the Fund will be able to repurchase all the Shares that you tender even if you tender all Shares held in your account. In this event, you may be unable to liquidate some or all of your investment, and you would have to wait until a subsequent quarterly repurchase offer to tender Shares that the Fund was unable to repurchase. You must submit a new repurchase request for that offer. Any subsequent offer may also be oversubscribed. Until such later date, you will be subject to the risk of NAV fluctuations as well as the other risks of the Fund. There is no assurance that you will be able to sell as many of your Shares as you desire to sell in a given quarterly period or in any subsequent quarterly period.

7. Withdrawal of Shares to be Repurchased. You may withdraw or modify your repurchase request at any time prior to the Repurchase Request Deadline by submitting written notice thereof to RBC Rochdale. In the event you decide to modify or withdraw your repurchase request, tenders of Shares may be withdrawn or modified at any time prior to 4 p.m. Eastern Time on September 11, 2026, by submitting a written notice to RBC Rochdale. All questions as to the form and validity, including time of receipt, of notices of withdrawal will be determined by the Fund, in its sole discretion, whose determination will be final and binding. None of the Fund or any other person will (a) be under any duty to give notification of any defects or irregularities in any notice of withdrawal or (b) incur any liability for failure to give any such notification.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone the Repurchase Offer in limited circumstances, and only by vote of a majority of the Fund’s Board of Trustees, including a majority of the independent Trustees. These circumstances may include the following:

(a)	if the repurchase of Shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”);

(b)

for any period during which the NYSE or any other market on which the portfolio securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(c)

for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the NAV of its Shares; or

(d)	for such other periods as the U.S. Securities and Exchange Commission may by order permit the suspension or postponement of offers by the Fund for the protection of Shareholders of the Fund.

You will be notified if the Fund suspends or postpones the Repurchase Offer, and will be notified again if the Fund resumes the Repurchase Offer.

9. Tax Consequences. The following discussion is a general summary of certain federal income tax consequences of the Repurchase Offer. This summary is based on U.S. federal income tax law as of the date hereof, including the Code, applicable Treasury regulations, Internal Revenue Service (“IRS”) rulings, judicial authority and published administrative rulings and procedures, all of which are subject to change, possibly with retroactive effect. There can be no assurance that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below, and the Fund has not obtained, nor does the Fund intend to obtain, a ruling from the IRS or an opinion of counsel with respect to any of the consequences described below. Shareholders should review the tax information in the Fund’s Prospectus and Statement of Additional Information and should consult their tax advisors regarding the specific tax consequences to them of participating in the Repurchase Offer, including non-income and state, local and foreign tax consequences.

A repurchase by the Fund of its Shares from a Shareholder generally is expected to be treated as a sale of the Shares by the Shareholder. If, however, the Shareholder continues to own Shares of the Fund after the repurchase (including shares owned by attribution), and if the repurchase does not otherwise qualify under the Code for treatment as a sale of Shares, some or all of the amounts received by a Shareholder in a repurchase may be recharacterized as a distribution. There is also a risk that Shareholders who do not participate in the repurchase may be deemed to have received such a distribution as a result of their proportionate increase in the ownership of the Fund. The Fund will use its judgment in reporting repurchases as sales or deemed distributions, but the IRS may disagree with the Fund’s reporting. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Shares (including a repurchase) is properly treated as a sale for tax purposes, as the following discussion assumes, and to ascertain the tax treatment of any gains or losses recognized in such transactions.

In general, if Shares are sold by a Shareholder, the Shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the Shareholder’s adjusted basis in the Shares. Such gain or loss generally will be treated as long-term capital gain or loss if the Shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss. Any loss recognized by a Shareholder upon the sale or other disposition of Shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the Shareholder of long-term capital gain with respect to such Shares (including any amounts credited to the Shareholder as undistributed capital gains) during the six-month period.

The Fund may report to the IRS the amount of proceeds that a Shareholder receives from a repurchase of Shares. The Fund may also report the Shareholder’s basis in those Shares and whether any gain or loss that the Shareholder realizes on the repurchase is short-term or long-term gain or loss. If a Shareholder has a different basis for different Shares of the Fund in the same account (e.g., if a Shareholder purchased Shares in the same account at different times for different prices, including as the result of reinvestment of dividends), the Fund will calculate the basis of the Shares using its default method unless the Shareholder has properly elected to use a different method. The Fund’s default method for calculating basis will be the average basis method, under which the basis per share is reported as the average of the bases of all of the Shareholder’s Shares in the account. A Shareholder may elect, on an account-by-account basis, to use a method other than average basis by following procedures established by the Fund. If such an election is made on or prior to the date of the first repurchase of Shares in the account and on or prior to the date that is one year after the Shareholder receives notice of the Fund’s default method, the new election will generally apply as if the average basis method had never been in effect for such account. If such an election is not made on or prior to such dates, the Shares in the account at the time of the election will generally retain their averaged bases. Shareholders should consult their tax advisors concerning the tax consequences of applying the average basis method or electing another method of basis calculation.

Losses on repurchases of Shares may be disallowed under “wash sale” rules in the event of other investments in the Fund (including those made pursuant to reinvestment of distributions) within a period of 61 days beginning 30 days before and ending 30 days after a repurchase or other disposition of Shares. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal tax basis of the Shares acquired in the other investments.

Under Treasury regulations, if a Shareholder recognizes a loss with respect to Fund Shares of $2 million or more for an individual Shareholder, or $10 million or more for a corporate Shareholder, in any single taxable year (or certain greater amounts over a combination of years), the Shareholder must file with the IRS a disclosure statement on IRS Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A Shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

10. Documents in Good Order. The Fund will have the sole discretion to determine all questions as to the validity, form, eligibility (including time of receipt) and acceptance of repurchase requests. The Fund reserves the absolute right to reject any or all eligible repurchase requests or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund, doing so would be unlawful. The Fund also reserves the absolute right to waive any of the Repurchase Offer’s conditions or any defect or irregularity in any repurchase request. The Fund’s determinations and interpretations of the terms and conditions of the Repurchase Offer shall be final and binding on all parties. Unless waived, any defects or irregularities in a repurchase request must be corrected within a time period set by the Fund. A repurchase request will not be considered eligible until any defects or irregularities have been corrected or waived.

11. Repurchase Offer Consequences; Expenses. Repurchases of Shares will have the effect of decreasing the size of the Fund and increasing both the proportionate interest in the Fund of Shareholders who do not tender Shares and the Fund’s expenses as a percentage of average net assets. A reduction in the aggregate assets of the Fund may result in Shareholders who do not tender Shares or tender only part of their Shares bearing higher costs to the extent that certain expenses borne by the Fund are relatively fixed and may not decrease if assets decline. Further, interest on any borrowings to finance Share repurchase transactions may reduce the Fund’s returns. These effects may be reduced or eliminated to the extent that additional subscriptions for Shares are made from time to time.

12. Record Date. This Repurchase Offer is made to holders of record of the Fund’s Shares as of August 5, 2026.

NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKES ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST. EACH SHAREHOLDER MUST MAKE AN INDEPENDENT DECISION WHETHER TO TENDER SHARES AND, IF SO, HOW MANY SHARES TO TENDER. THE FUND HAS NOT AUTHORIZED ANYONE TO MAKE ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST. THE FUND HAS NOT AUTHORIZED ANYONE TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN THOSE IN THIS DOCUMENT OR IN THE FUND’S PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION.

FOR THE FUND’S CURRENT NAV AND OTHER INFORMATION, OR FOR A COPY OF THE FUND’S PROSPECTUS, PLEASE CONTACT YOUR FINANCIAL INTERMEDIARY OR THE FUND AT (888) 889-0799.

LETTER OF TRANSMITTAL

Regarding Shares in

City National Rochdale Strategic Credit Fund

REPURCHASE OFFER PURSUANT TO RULE 23C-3

Dated August 14, 2026

THE OFFER AND WITHDRAWAL RIGHTS WILL EXPIRE AT, AND THIS LETTER OF TRANSMITTAL MUST BE RECEIVED BY RBC ROCHDALE BY, 4 P.M., EASTERN TIME, ON SEPTEMBER 11, 2026, UNLESS THE OFFER IS EXTENDED.

Complete This Letter Of Transmittal And The Repurchase Request Form And Fax Or Mail To RBC Rochdale, LLC (“RBC Rochdale”).

Regular and Express Mail Address

RBC Rochdale, LLC

Attn: Frank Bonsignore

400 Park Avenue

New York, NY 10022

Fax Number

(212) 702-3526

For additional information, please contact your financial intermediary or the Fund at (888) 889-0799.

If your investment adviser has discretionary authority to manage your shares or you are not interested in selling your shares at this time, no action is required.

If your shares are held in an account through your financial intermediary, please contact your financial intermediary.

Ladies and Gentlemen:

The undersigned hereby tenders to City National Rochdale Strategic Credit Fund, a closed-end, diversified, management investment company organized under the laws of the State of Delaware (the “Fund”), the shares of beneficial interest (the “Shares”) or portion thereof held by the undersigned, described and specified below, on the terms and conditions set forth in the Repurchase Offer dated August 14, 2026, receipt of which is hereby acknowledged, and in this Letter of Transmittal (which together constitute the “Offer”). The Offer is subject to all the terms and conditions set forth in the Repurchase Offer, including, but not limited to, the absolute right of the Fund to reject any and all tenders determined by it, in its sole discretion, not to be in the appropriate form.

The undersigned hereby agrees to sell to the Fund the Shares or portion thereof tendered hereby pursuant to the Offer. The undersigned hereby warrants that the undersigned has full authority to sell the Shares or portion thereof tendered hereby and that the Fund will acquire good title thereto, free and clear of all liens, charges, encumbrances, conditional sales agreements or other obligations relating to the sale thereof, and not subject to any adverse claim, when and to the extent the same are purchased by it. Upon request, the undersigned will execute and deliver any additional documents necessary to complete the sale in accordance with the terms of the Offer.

The undersigned recognizes that under certain circumstances set forth in the Offer, the Fund may not be required to purchase any of the Shares or portions thereof tendered hereby. The undersigned recognizes that, if the Offer is oversubscribed, not all of the undersigned’s Shares will be purchased.

The undersigned acknowledges that the method of delivery of any documents is at the election and the complete risk of the undersigned. Unless waived, any defects or irregularities in connection with tenders must be cured within such time as the Fund shall determine. Tenders will not be deemed to have been made until the defects or irregularities have been cured or waived.

All authority herein conferred or agreed to be conferred shall survive the death or incapacity of the undersigned and the obligation of the undersigned hereunder shall be binding on the heirs, personal representatives, successors and assigns of the undersigned. Except as stated in Section 7 of the Offer, this tender is irrevocable.

The Offer period will begin on August 14, 2026, and end on September 11, 2026. All requests to tender Shares must be received in good order by RBC Rochdale by 4 p.m. Eastern Time on September 11, 2026. Tenders of Shares may be withdrawn or modified at any time prior to 4 p.m., Eastern Time on September 11, 2026, by submitting a written notice to RBC Rochdale.

Repurchase Request Form

City National Rochdale Strategic Credit Fund

This form must be returned to RBC Rochdale in good order on or before September 11, 2026, at 4 p.m. Eastern Time if you wish to tender shares of City National Rochdale Strategic Credit Fund. You may withdraw or modify your repurchase request at any time prior to 4 p.m. Eastern Time on September 11, 2026. If you have any questions regarding this form, please contact your financial intermediary or the Fund at (888) 889-0799.

If your shares of the fund are held through a financial intermediary, you should consult the financial intermediary about its policies and procedures regarding the submission of repurchase requests. Your financial intermediary may be able to submit a repurchase request for you. Financial intermediaries must submit repurchase requests to RBC Rochdale in order for such requests to be processed.

Name and address of registered shareholder(s):

Registered Shareholder:
Street Address:
City, State and Zip Code:
Account Number:
Social Security Number:
Daytime Telephone Number:

Please provide a phone number where you can be reached if there are any questions about your request.

Section I. Share Repurchase

I/We request that City National Rochdale Strategic Credit Fund repurchase my/our fund shares at their net asset value on the Repurchase Pricing Date as follows:

A. _____ Partial Repurchase:

Please repurchase _____________ Shares from my/our account.

Or

Please repurchase $____________ worth of Shares from my/our account.

B. _____ Full Repurchase:

Please repurchase all Shares from my/our account.

Section II. Payment

Proceeds of your tender will be credited to the account designated by you in your subscription form.

Section III. Signature

Please sign below and note the following important points:

Your signature(s) below must correspond exactly with the name(s) in which the Shares are registered.

If the Shares are held by two or more joint holders, all must sign.

If the Shares are in an IRA account, an authorized official of the Custodian of the IRA account must sign.

If the signatory of the document is a trustee, executor, administrator, guardian, attorney in fact, officers of corporations or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit evidence satisfactory to the Fund of their authority to so act.

Signature(s) of owner(s) exactly as registered:
Date:

Date:

Kindly note that the Letter of Transmittal and Repurchase Request Form must be returned to

RBC Rochdale only, and NOT directly to the Fund.